Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	R$ 670,441	R$ 265,096
Financial investments	1,430,653	925,383
Accounts receivable	54,578,684	39,968,233
Prepaid and recoverable taxes	149,235	52,277
Inventories	40,899	61,559
Other assets	200,491	205,718
Total current assets	57,070,403	41,478,266
NONCURRENT ASSETS
Deferred income tax and social contribution	422,034	73,859
Property and equipment	631,598	613,861
Right-of-use assets	25,703	21,905
Intangible assets	885,083	833,807
Total noncurrent assets	1,964,418	1,543,432
TOTAL ASSETS	59,034,821	43,021,698
CURRENT LIABILITIES
Accounts payable	51,610,405	38,767,156
Loans and borrowings	3,464,649	1,063,347
Lease liabilities	9,742	4,265
Income taxes payables and other tax payables	30,976	41,720
Dividends payable	298,000	29,227
Other liabilities	214,132	271,426
Total current liabilities	55,627,904	40,177,141
NONCURRENT LIABILITIES
Loans and borrowings	25,209	27,810
Lease liabilities	16,573	18,784
Provision for tax, civil and labor risks	15,013	11,425
Deferred income tax and social contribution	3,345	7,876
Other liabilities	22,858	35,779
Total noncurrent liabilities	82,998	101,674
EQUITY
Share capital	1,422,496	1,422,496
Capital reserve	404,933	6,400
Accumulated other comprehensive income	(242)	(651)
Retained earnings	1,492,829	1,314,638
Participation of non-controlling shareholders	3,903	0
Total equity	3,323,919	2,742,883
TOTAL LIABILITIES AND EQUITY	R$ 59,034,821	R$ 43,021,698